Other revenues (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other revenues [Abstract]
Revenues related party	$ 19.1	$ 0	$ 0
Total	$ 19.1	$ 0	$ 0